NORTHERN LIGHTS FUND TRUST

January 30, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	13D Activist Fund
Deer Park Total Return Credit Fund
Grant Park Dynamic Allocation Fund
Grant Park Multi Alternative Strategies Fund
Ocean Park Tactical All Asset Fund
Ocean Park Tactical Bond Fund
Ocean Park Tactical Core Income Fund
Ocean Park Tactical Core Growth Fund
Ocean Park Tactical Municipal Fund
Ocean Park Tactical Risk Spectrum 30 Fund
Ocean Park Tactical Risk Spectrum 50 Fund
Ocean Park Tactical Risk Spectrum 70 Fund
Princeton Premium Fund

Post-Effective Amendment No. 1519, 1521, 1522, 1523, 1524, 1525 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, Deer Park Total Return Credit Fund, Grant Park Dynamic Allocation Fund, Grant Park Multi Alternative Strategies Fund, Ocean Park Tactical All Asset Fund, Ocean Park Tactical Bond Fund, Ocean Park Tactical Core Income Fund, Ocean Park Tactical Core Growth Fund, Ocean Park Tactical Municipal Fund, Ocean Park Tactical Risk Spectrum 30 Fund, Ocean Park Tactical Risk Spectrum 50 Fund, Ocean Park Tactical Risk Spectrum 70 Fund and Princeton Premium Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
Princeton Premium Fund	1519	0001580642-26-000481	January 27, 2026
Grant Park Dynamic Allocation Fund	1521	0001580642-26-000487	January 27, 2026
Grant Park Multi Alternative Strategies Fund	1522	0001580642-26-000489	January 27, 2026
Deer Park Total Return Credit Fund	1523	0001580642-26-000477	January 27, 2026
Ocean Park Tactical All Asset Fund	1524	0001580642-26-000509	January 28, 2026
Ocean Park Tactical Bond Fund	1524	0001580642-26-000509	January 28, 2026
Ocean Park Tactical Core Income Fund	1524	0001580642-26-000509	January 28, 2026
Ocean Park Tactical Core Growth Fund	1524	0001580642-26-000509	January 28, 2026
Ocean Park Tactical Municipal Fund	1524	0001580642-26-000509	January 28, 2026
Ocean Park Tactical Risk Spectrum 30	1524	0001580642-26-000509	January 28, 2026
Ocean Park Tactical Risk Spectrum 50	1524	0001580642-26-000509	January 28, 2026
Ocean Park Tactical Risk Spectrum 70	1524	0001580642-26-000509	January 28, 2026
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13D Activist Fund	1525	0001580642-26-000516	January 28, 2026

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

/s/ Stephanie Shearer

Very truly yours,

Stephanie Shearer

Secretary

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